Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computations Of Basic And Diluted Earnings (Loss) Per Share

	Years Ended December 31,
	2011	2010	2009
Numerators:
Income from continuing operations	$206,334	$185,774	$161,303
Income attributable to noncontrolling interests	(25,215)	(22,179)	(24,981)

Income from continuing operations attributable to Health Management Associates, Inc. common stockholders	181,119	163,595	136,322

Income (loss) from discontinued operations	(2,409)	(13,526)	2,638
Income from discontinued operations attributable to noncontrolling interests	—	—	(778)

Income (loss) from discontinued operations attributable to Health Management Associates, Inc. common stockholders	(2,409)	(13,526)	1,860

Net income attributable to Health Management Associates, Inc. common stockholders	$178,710	$150,069	$138,182

Denominators:
Denominator for basic earnings (loss) per share-weighted average number of outstanding common shares	251,541	248,272	245,381
Dilutive securities: stock-based compensation arrangements	3,496	2,834	1,584

Denominator for diluted earnings (loss) per share	255,037	251,106	246,965

Earnings (loss) per share:
Basic
Continuing operations	$0.72	$0.66	$0.55
Discontinued operations	(0.01)	(0.05)	0.01

Net income	$0.71	$0.61	$0.56

Diluted
Continuing operations	$0.71	$0.65	$0.55
Discontinued operations	(0.01)	(0.05)	0.01

Net income	$0.70	$0.60	$0.56

Securities excluded from diluted earnings (loss) per share because they were antidilutive or performance conditions were not met:
Stock options	4,042	6,673	10,033

Deferred stock and restricted stock	605	682	1,979